FRANKLIN TEMPLETON INVESTMENTS

ONE FRANKLIN PARKWAY

SAN MATEO, CA 94403-1906

November 7, 2008

Filed Via EDGAR (CIK #0000809707)
Securities and Exchange Commission
100 F Street NE
Washington, D.C. 20549

     RE:  FRANKLIN INVESTORS SECURITIES TRUST
          File Nos. 033-11444 and 811-04986

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information and their Supplements that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on October 29, 2008.

Sincerely yours,

FRANKLIN INVESTORS SECURITIES TRUST

/s/ David P. Goss
David P. Goss
Vice President

DPG/ac